INCOME TAXES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 28, 2025	Dec. 29, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Global Minimum Tax top-up tax	$ 27,902	$ 33,000
Impact of Barbados tax rate changes on the revaluation of deferred income tax assets and liabilities	0	10,904
Corporate income tax	55,665	68,157
Business acquisitions	376,637	0
Deductible temporary differences for which no deferred tax asset is recognised	1,000,000	$ 175,600
Pro forma
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Effect of different tax rates on earnings of foreign subsidiaries	2,700,000
Pro forma | Unrealised foreign exchange gains (losses)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income taxes (note 18)	$ 206,000